Other income, net	12 Months Ended
Mar. 31, 2020
Other operating income expense [Abstract]
Other income, net
22.
Other income, net

Other (income)/expense, net consists of the following:

	For the Year Ended March 31,
	2020		2019		2018
Loss/(gain) on sale/disposal of property, plant and equipment and other intangible assets, net (1)	Rs.	10	Rs.	(1,264)	Rs.	55
Sale of spent chemicals		(306)		(356)		(297)
Scrap sales		(167)		(179)		(169)
Miscellaneous income, net (2)		(3,827)		(156)		(377)
	Rs.	(4,290)	Rs.	(1,955)	Rs.	(788)

(1)	Refer to footnotes (1) and (2) to the first table set forth in Note 11 and footnote (1) to the first table set forth in Note 13 of these consolidated financial statements for further details.

(2)	Miscellaneous income, net includes Rs.3,457 (U.S.$50) received from Celgene pursuant to a settlement agreement entered into in April 2019. The agreement effectively settles any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID ® brand capsules (Lenalidomide) pending before Health Canada.